Contingent consideration liabilities	12 Months Ended
Dec. 31, 2019
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Contingent consideration liabilities
32. Contingent consideration liabilities

The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2017	5,304	545	47	5,896
Remeasurement through income statement	909	53	(1)	961
Cash payments: operating cash flows	(587)	(7)	—	(594)
Cash payments: investing activities	(84)	(7)	—	(91)

At 31 December 2017	5,542	584	46	6,172
Remeasurement through income statement	1,188	56	7	1,251
Cash payments: operating cash flows	(703)	(281)	—	(984)
Cash payments: investing activities	(90)	(63)	—	(153)

At 31 December 2018	5,937	296	53	6,286
Remeasurement through income statement	31	67	(15)	83
Cash payments: operating cash flows	(767)	(13)	—	(780)
Cash payments: investing activities	(98)	(11)	(4)	(113)
Other movements	—	—	3	3

At 31 December 2019	5,103	339	37	5,479

Of the contingent consideration payable at 31 December 2019, £755 million (2018 – £837 million) is expected to be paid within one year.
The consideration payable for the acquisition of the Shionogi-ViiV Healthcare joint venture and the Novartis Vaccines business is expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8.5% and the Novartis Vaccines contingent consideration liability is discounted at 8% for commercialised products and at 9% for pipeline assets.
The Shionogi-ViiV Healthcare and Novartis Vaccines contingent consideration liabilities are calculated principally based on the forecast sales performance of specified products over the lives of those products.
The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

	Shionogi-	Novartis
Increase/(decrease) in financial liability and loss/(gain) in Income statement	ViiV Healthcare £m	Vaccines £m
10% increase in sales forecasts	489	65
10% decrease in sales forecasts	(490)	(65)
1% increase in discount rate	(192)	(24)
1% decrease in discount rate	205	27
5% increase in probability of milestone success		7
5% decrease in probability of milestone success		(7)
10 cent appreciation of US Dollar	302	(8)
10 cent depreciation of US Dollar	(261)	7
10 cent appreciation of Euro	106	26
10 cent depreciation of Euro	(91)	(22)

An explanation of the accounting for ViiV Healthcare is set out on page 51.